FTXX1020413 | VGOF-P4

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED AUGUST 19, 2022 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (THE “FUNDS”)

The following replaces any information to the contrary in each Fund’s Prospectus or SAI as it pertains to the exchangeability of certain classes of shares of the Funds.

Each Fund’s exchange privilege generally permits shareholders to exchange shares of the Fund for shares of the same class of another fund sold by the Funds’ distributor, subject to certain terms. Additionally, if the fund into which you wish to exchange your shares does not offer the class of shares in which you are currently invested, you may be able to exchange for a different share class as shown below.

Exchange from share class	Exchangeable for (if same class is not offered)

Class I	Advisor Class or Class Z

Class IS	Advisor Class, Class Z or Class R6

Class FI	Class R

Class R	Class FI

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2022
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 28, 2022
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	January 28, 2022
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2022
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2022
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2022
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2022
ClearBridge Global Infrastructure Income Fund	January 28, 2022
ClearBridge International Growth Fund	March 1, 2022
ClearBridge Small Cap Fund	March 1, 2022
ClearBridge Value Trust	March 1, 2022
Franklin Global Market Neutral Fund	January 28, 2022
Franklin International Equity Fund	January 28, 2022
Franklin Strategic Real Return Fund	January 28, 2022
Franklin U.S. Small Cap Equity Fund	May 1, 2022
Martin Currie Emerging Markets Fund	January 28, 2022
Martin Currie International Sustainable Equity Fund	September 30, 2021

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2022
BrandywineGLOBAL – High Yield Fund	May 1, 2022

Fund	Date of Prospectus and SAI
ClearBridge Aggressive Growth Fund	December 29, 2021
ClearBridge All Cap Value Fund	January 28, 2022
ClearBridge Appreciation Fund	March 1, 2022
ClearBridge Dividend Strategy Fund	May 1, 2022
ClearBridge International Small Cap Fund	January 28, 2022
ClearBridge International Value Fund	March 1, 2022
ClearBridge Large Cap Growth Fund	March 31, 2022
ClearBridge Large Cap Value Fund	March 1, 2022
ClearBridge Mid Cap Fund	March 1, 2022
ClearBridge Mid Cap Growth Fund	March 1, 2022
ClearBridge Select Fund	March 1, 2022
ClearBridge Small Cap Growth Fund	March 1, 2022
ClearBridge Small Cap Value Fund	January 28, 2022
ClearBridge Sustainability Leaders Fund	March 1, 2022
ClearBridge Tactical Dividend Income Fund	March 1, 2022
Franklin Global Dividend Fund	January 28, 2022
Franklin Global Equity Fund	March 1, 2022
Franklin Multi-Asset Conservative Growth Fund	May 31, 2022
Franklin Multi-Asset Defensive Growth Fund	May 31, 2022
Franklin Multi-Asset Growth Fund	May 31, 2022
Franklin Multi-Asset Moderate Growth Fund	May 31, 2022
Franklin U.S. Large Cap Equity Fund	March 31, 2022

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 28, 2022
Western Asset Corporate Bond Fund	May 1, 2022
Western Asset Emerging Markets Debt Fund	June 28, 2022
Western Asset Global High Yield Bond Fund	May 1, 2022
Western Asset Income Fund	November 29, 2021
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2022
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2022
Western Asset Intermediate-Term Municipals Fund	July 29, 2022
Western Asset Managed Municipals Fund	June 28, 2022
Western Asset Massachusetts Municipals Fund	March 31, 2022
Western Asset Mortgage Total Return Fund	May 1, 2022
Western Asset Municipal High Income Fund	November 29, 2021
Western Asset New Jersey Municipals Fund	July 29, 2022
Western Asset New York Municipals Fund	July 29, 2022
Western Asset Pennsylvania Municipals Fund	July 29, 2022
Western Asset Short Duration High Income Fund	November 29, 2021
Western Asset Short Duration Municipal Income Fund	June 28, 2022
Western Asset Short-Term Bond Fund	May 1, 2022
Western Asset Ultra-Short Income Fund	September 30, 2021

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2022
Western Asset Core Plus Bond Fund	May 1, 2022
Western Asset High Yield Fund	September 30, 2021
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2022
Western Asset Intermediate Bond Fund	September 30, 2021
Western Asset Macro Opportunities Fund	March 1, 2022
Western Asset Total Return Unconstrained Fund	September 30, 2021

Please retain this supplement for future reference.

2